Shareholder Report, Holdings (Details) - C000231759	Aug. 31, 2026
Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Media Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Midstream
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%